Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Revenues:
Lease rental income	$ 169,244,000	$ 145,478,000
Trading container margin	2,166,000	649,000
Gain on sale of owned fleet containers, net	12,358,000	5,794,000
Operating expenses:
Distribution expense to managed fleet container investors	13,495,000	14,163,000
Depreciation expense	65,806,000	66,834,000
Amortization expense	800,000	564,000
General and administrative expense	10,900,000	10,138,000
Bad debt (recovery) expense, net	(1,127,000)	2,045,000
Container lessee default recovery, net	(3,968,000)	(12,000)
Total operating expenses	92,703,000	106,996,000
Income from operations	92,101,000	46,409,000
Other (expense) income:
Interest expense	(29,106,000)	(36,112,000)
Write-off of unamortized debt issuance costs	(267,000)	(122,000)
Interest income	37,000	400,000
Realized loss on derivative instruments, net	(2,956,000)	(1,526,000)
Unrealized gain (loss) on derivative instruments, net	3,192,000	(14,937,000)
Other, net	115,000	(53,000)
Net other expense	(28,985,000)	(52,350,000)
Income (loss) before income tax and noncontrolling interest	63,116,000	(5,941,000)
Income tax (expense) benefit	(1,066,000)	833,000
Net income (loss)	62,050,000	(5,108,000)
Less: Net loss attributable to the noncontrolling interest	0	729,000
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders	$ 62,050,000	$ (4,379,000)
Net income (loss) attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 1.24	$ (0.08)
Diluted	$ 1.22	$ (0.08)
Weighted average shares outstanding (in thousands):
Basic	50,150	56,455
Diluted	50,865	56,455
Owned Fleet
Revenues:
Lease rental income	$ 154,423,000	$ 130,072,000
Operating expenses:
Direct container expense - owned fleet	6,797,000	13,264,000
Managed Fleet
Revenues:
Lease rental income	14,821,000	15,406,000
Operating expenses:
Distribution expense to managed fleet container investors	13,495,000	14,163,000
Management Fees - Non-Leasing
Revenues:
Revenue	1,036,000	1,484,000
Trading Containers
Revenues:
Revenue	7,611,000	9,585,000
Cost of trading containers sold	$ (5,445,000)	$ (8,936,000)